1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000
VIA EDGAR
February 26, 2009
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust Post-Effective Amendment No. 24 to Registration Statement on Form N-1A Securities Act File No. 333-91278 Investment Company Act File No. 811-21128
Ladies and Gentlemen:
Please find enclosed for filing pursuant to Rule 485(b)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Variable Equity Trust, a Maryland business trust (the “Trust”), Post-Effective Amendment No. 24 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.
The Amendment is being filed to file as exhibits the consents of the independent registered public accounting firm and to make certain non-material changes to the prospectus and Statement of Additional Information of each of to Legg Mason Partners Variable Aggressive Growth Portfolio, Legg Mason Partners Variable Dividend Strategy Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Large Cap Growth Portfolio, Legg Mason Partners Variable Mid Cap Core Portfolio and Legg Mason Partners Variable Social Awareness Portfolio (each, a “Fund”), each a series of the Trust. On December 19, 2008, the Trust filed Post-Effective Amendment No. 22 on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio, Legg Mason Partners Variable Large Cap Growth Portfolio and Legg Mason Partners Variable Mid Cap Core Portfolio to include new disclosure in each Fund’s prospectus and Statement of Additional Information with respect to its ability to engage in short sales. On February 13, 2009, the Trust filed Post-Effective Amendment No. 23 on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio, Legg Mason Partners Variable Large Cap Growth Portfolio and Legg Mason Partners Variable Mid Cap Core Portfolio to its Registration Statement to designate an effective date of February 28, 2009. In accordance with Rule 485 under the 1933 Act, the Amendment will become effective on February 28, 2009.
Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.
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in alliance with Dickson Minto W.S., London and Edinburgh

February 26, 2009

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo
Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC Barbara J. Allen, Legg Mason & Co., LLC Mary C. Carty, Willkie Farr & Gallagher LLP